CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net income	$ 28,420	$ 139,250	$ 195,015
Adjustments to reconcile net income to net cash provided by operating activities:
Gain on early extinguishment of debt, net	(3,661)	(29,161)	(84,143)
(Gain) loss on sale or write down of assets, net	(497)	(161,937)	29,574
Loss (gain) on sale or write down of assets, net from discontinued operations	23	40,171	(98,288)
Depreciation and amortization	260,252	277,472	287,917
Amortization of net discount on mortgages, bank and other notes payable	2,940	670	4,931
Amortization of share and unit-based plans	14,832	8,095	11,650
Provision for doubtful accounts	4,361	9,570	4,558
Income tax (benefit) provision	(9,202)	(4,761)	1,126
Equity in income of unconsolidated joint ventures	(79,529)	(68,160)	(93,831)
Co-venture expense	6,193	2,262
Distributions of income from unconsolidated joint ventures	20,634	12,252	24,096
Changes in assets and liabilities, net of acquisitions and dispositions:
Tenant and other receivables	9,933	(7,794)	24,228
Other assets	(25,529)	5,982	(22,603)
Due from affiliates	(565)	3,090	(3,395)
Accounts payable and accrued expenses	(8,588)	(67,150)	15,766
Other accrued liabilities	(19,582)	(38,961)	(44,654)
Net cash provided by operating activities	200,435	120,890	251,947
Cash flows from investing activities:
Acquisitions of property, development, redevelopment and property improvements	(185,789)	(197,483)	(535,263)
Redemption of redeemable non-controlling interests	(9,225)	(2,736)	(18,794)
Collection from note receivable	11,763
Maturities of marketable securities	1,316	1,283	1,436
Deferred leasing costs	(30,297)	(27,985)	(38,095)
Distributions from unconsolidated joint ventures	117,342	169,192	141,773
Contributions to unconsolidated joint ventures	(16,688)	(50,404)	(161,070)
Loans to unconsolidated joint ventures, net	(779)	(1,384)	(328)
Proceeds from sale of assets		417,450	47,163
Restricted cash	(29,815)	(5,577)	4,222
Net cash (used in) provided by investing activities	(142,172)	302,356	(558,956)
Cash flows from financing activities:
Proceeds from mortgages, bank and other notes payable	927,514	425,703	1,732,940
Payments on mortgages, bank and other notes payable	(1,568,161)	(1,229,081)	(1,051,292)
Repurchase of convertible senior notes	(18,191)	(55,029)	(105,898)
Deferred financing costs	(10,856)	(6,506)	(11,898)
Proceeds from share and unit-based plans	902	715	9,284
Net proceeds from common stock offering	1,220,829	383,450
Net proceeds from issuance of stock warrants		14,503
Exercise of stock warrants	(17,639)
Redemption of noncontrolling interests	(341)	(397)
Contribution from co-venture partner		168,154
Dividends and distributions	(225,958)	(95,665)	(274,634)
Distributions to co-venture partner	(13,972)	(2,367)
Dividends to preferred stockholders / preferred unit holders			(10,237)
Net cash provided by (used in) financing activities	294,127	(396,520)	288,265
Net increase (decrease) in cash and cash equivalents	352,390	26,726	(18,744)
Cash and cash equivalents, beginning of year	93,255	66,529	85,273
Cash and cash equivalents, end of year	445,645	93,255	66,529
Supplemental cash flow information:
Cash payments for interest, net of amounts capitalized	280,273	258,151	263,199
Non-cash transactions:
Acquisition of noncontrolling interests in properties			205,520
Acquisition of property by assumption of mortgage note payable			15,745
Deposits contributed to unconsolidated joint ventures and the purchase of properties			50,103
Retirement of tax indemnity escrow held for nonparticipating unitholders		22,904
Accrued development costs included in accounts payable and accrued expenses and other accrued liabilities	45,224	30,799	64,473
Stock dividends	43,086	121,116
Conversion of Series A cumulative convertible preferred stock to common stock			83,495
Conversion of Operating Partnership units to common stock	8,759	455	30,400
Accrued distribution from unconsolidated joint venture			$ 8,684